Employee benefits liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31
	2017			2016
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€34	€4,789	€4,823	€38	€4,980	€5,018
Health care and life insurance plans	126	2,153	2,279	145	2,321	2,466
Other post-employment benefits	109	878	987	110	877	987
Other provisions for employees	425	764	1,189	518	874	1,392
Total Employee benefits liabilities	€694	€8,584	€9,278	€811	€9,052	€9,863

Defined benefit obligations
Changes in the net defined benefit obligations for healthcare and life insurance plans were as follows:

	2017	2016
	(€ million)
Present value of obligations at January 1	€2,466	€2,459
Included in the Consolidated Income Statement	120	130
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(52)	(77)
- Financial assumptions	160	10
Effect of movements in exchange rates	(278)	83
Other:
Benefits paid	(137)	(139)
Other changes	—	—
Present value of obligations at December 31	€2,279	€2,466
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2017	2016
	(€ million)
Present value of obligations at January 1	€987	€969
Included in the Consolidated Income Statement	23	26
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	18	36
- Financial assumptions	(3)	29
Effect of movements in exchange rates	(5)	1
Other:
Benefits paid	(48)	(58)
Transfer to Liabilities held for sale	—	(14)
Other changes	15	(2)
Present value of obligations at December 31	€987	€987
The following table summarizes the changes in the pension plans:

	2017				2016
	Obligation	Fair value of plan assets	Asset ceiling	Liability (asset)	Obligation	Fair value of plan assets	Asset ceiling	Liability (asset)
	(€ million)
At January 1	€28,065	€(23,409)	€12	€4,668	€27,547	€(22,415)	€11	€5,143
Included in the Consolidated Income Statement	1,259	(817)	—	442	1,322	(849)	—	473
Included in Other comprehensive income:
Actuarial (gains)/losses from:
Demographic and other assumptions	(42)	—	—	(42)	(49)	(6)	—	(55)
Financial assumptions	1,567	—	—	1,567	346	—	—	346
Return on assets	—	(1,589)	—	(1,589)	—	(861)	—	(861)
Changes in the effect of limiting net assets	—	—	3	3	—	—	—	—
Changes in exchange rates	(3,006)	2,445	(1)	(562)	907	(817)	1	91
Other:
Employer contributions	—	(141)	—	(141)	—	(454)	—	(454)
Plan participant contributions	—	(3)	—	(3)	3	(4)	—	(1)
Benefits paid	(1,751)	1,735	—	(16)	(2,015)	1,999	—	(16)
Settlements paid	(563)	563	—	—	—	—	—	—
Other changes	(1)	(2)	—	(3)	4	(2)	—	2
At December 31	€25,528	€(21,218)	€14	€4,324	€28,065	€(23,409)	€12	€4,668
The following table summarizes the fair value of defined benefit obligations and the fair value of the related plan assets:

	At December 31
	2017	2016
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€25,528	€28,065
Health care and life insurance plans	2,279	2,466
Other post-employment benefits	987	987
Total present value of defined benefit obligations (a)	28,794	31,518

Fair value of plan assets (b)	21,218	23,409
Asset ceiling (c)	14	12
Total net defined benefit plans (a - b + c)	7,590	8,121
of which:
Net defined benefit liability (d)	8,089	8,471
Defined benefit plan asset	(499)	(350)

Other provisions for employees (e)	1,189	1,392
Total Employee benefits liabilities (d + e)	€9,278	€9,863

Disclosure of information about maturity profile of defined benefit obligation
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2018	€1,592
2019	€1,562
2020	€1,550
2021	€1,535
2022	€1,524
2023-2027	€7,556
These plans are unfunded. The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2018	€125
2019	€125
2020	€124
2021	€124
2022	€125
2023-2027	€634

Amounts recognized in the consolidated income statement
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Current service cost	€172	€175	€196
Interest expense	1,090	1,157	1,143
Interest income	(911)	(944)	(912)
Other administration costs	94	95	92
Past service costs/(credits) and gains/(losses) arising from settlements/curtailments	(3)	(10)	(8)
Total recognized in the Consolidated Income Statement	€442	€473	€511
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Current service cost	€22	€26	€32
Interest expense	98	107	102
Past service costs/(credits) and losses/(gains) arising from settlements	—	(3)	—
Total recognized in the Consolidated Income Statement	€120	€130	€134
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Current service cost	€11	€8	€10
Interest expense	13	17	6
Past service costs (credits) and (gains)/losses arising from settlements	(1)	1	—
Total recognized in the Consolidated Income Statement	€23	€26	€16

Fair value of plan assets by class
The fair value of plan assets by class was as follows:

	At December 31
	2017		2016
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€628	€611	€862	€816
U.S. equity securities	1,426	1,426	1,641	1,633
Non-U.S. equity securities	1,098	1,098	1,170	1,170
Commingled funds	2,684	1,138	3,149	216
Equity instruments	5,208	3,662	5,960	3,019
Government securities	2,601	803	2,611	858
Corporate bonds (including convertible and high yield bonds)	5,864	—	6,353	58
Other fixed income	1,071	114	907	9
Fixed income securities	9,536	917	9,871	925
Private equity funds	1,962	—	1,979	—
Commingled funds	165	162	147	118
Mutual funds	—	—	3	3
Real estate funds	1,374	13	1,460	—
Hedge funds	1,893	49	2,466	—
Investment funds	5,394	224	6,055	121
Insurance contracts and other	452	50	661	156
Total fair value of plan assets	€21,218	€5,464	€23,409	€5,037

Weighted average assumptions
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31
	2017			2016
	U.S.	Canada	UK	U.S.	Canada	UK
Discount rate	3.8%	3.5%	2.7%	4.4%	3.9%	2.7%
Future salary increase rate	—%	3.5%	3.2%	—%	3.5%	3.1%
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31
	2017		2016
	U.S.	Canada	U.S.	Canada
Discount rate	3.9%	3.6%	4.5%	4.0%
Salary growth	1.5%	1.0%	1.5%	1.0%
Weighted average ultimate healthcare cost trend rate	4.5%	4.5%	4.5%	4.4%